Intangible assets - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 0	€ 0
Description to measure fair value less costs of disposal	In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). Fair value less costs of disposal is based on observable share prices (Level 1 inputs in the fair value hierarchy), observable Price-to-Book multiples of relevant peer banks (Level 2), or based on a discounted free cash flow model (Level 3). The VIU calculation is based on a Dividend Discount model using five year management approved plans. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates.
Bonds maturity year	30 years
Intangible assets	€ 1,469,000,000	1,484,000,000
Software and other intangible assets [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 477,000,000	€ 395,000,000